UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23c-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3

1.	Investment Company Act File Number: 811-23889
Date of Notification: August 7, 2026

2.	Exact name of Investment Company as specified in registration statement:

Jackson Credit Opportunities Fund

3.	Address of principal executive office (number, street, city, state, zip code)

1 Corporate Way
Lansing, Michigan 48951

4.	Check one of the following

	A.	[X]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

	B.	[ ]	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

	C.	[ ]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Emily J. Bennett
Emily J. Bennett
Its:	Vice President & Assistant Secretary

JACKSON CREDIT OPPORTUNITIES FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

IF YOU DO NOT WISH TO SELL SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE

IF YOU OWN THESE SHARES THROUGH A BROKER, CONTACT YOUR BROKER

August 7, 2026

Dear Shareholder,

Thank you for your investment in Jackson Credit Opportunities Fund (the “Fund”). The purpose of this Notice is to announce the quarterly repurchase offer (“Repurchase Offer”) for the Fund. The Fund will offer to repurchase outstanding shares only during each regularly scheduled quarterly repurchase offer. The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity, as no secondary market exists for these shares. This offer is made subject to the terms and conditions made in the Repurchase Offer and the Fund’s current Prospectus and Statement of Additional Information.

The repurchase offer period will begin on August 7, 2026 and end on September 8, 2026. If you wish to submit your shares for repurchase and you purchased them through an investment adviser, broker or financial consultant (each, an “intermediary”), your intermediary will provide you with specific instructions.

All repurchase requests must be submitted with proper instruction in good form and received by the Fund by 4:00 p.m., Eastern Time, on September 8, 2026 to be effective. Please allow an appropriate amount of time for your repurchase request to reach the Fund.

For details of the offer, please refer to the attached Repurchase Offer.

Sincerely,

Jackson Credit Opportunities Fund

JACKSON CREDIT OPPORTUNITIES FUND

REPURCHASE OFFER

1.       The Offer. Jackson Credit Opportunities Fund (the “Fund”) is offering to repurchase, for cash, up to 5 percent (5%) of its issued and outstanding shares (“Shares”) at a price equal to the net asset value (“NAV”) per share as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders, as no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s current Prospectus and Statement of Additional Information.

2.        Net Asset Value. On July 31, 2026, the NAV of the Shares was $10.85 per Share. The NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you submit your repurchase request. The current NAV may be obtained by calling the Fund’s transfer agent at 1-877-545-0041 and asking for the most recent NAV. The Shares of the Fund are not traded on any organized market or securities exchange.

3.        Repurchase Request Deadline. All repurchase requests must be submitted with proper instruction in good form by 4:00 p.m., Eastern Time, on September 8, 2026 (the “Repurchase Request Deadline”). Please allow an appropriate amount of time for your repurchase request to reach the Fund.

4.        Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on September 15, 2026 (the “Repurchase Pricing Date”). The NAV may change materially between the date on which this Repurchase Offer is mailed and the Repurchase Request Deadline.

5.       Payment for Shares Repurchased. The Fund expects to distribute payment to shareholders between one (1) and three (3) business days after the Repurchase Pricing Date and will distribute such payment no later than seven (7) calendar days after such date. The Fund does not currently charge a repurchase fee. However, in the future the Fund may charge a repurchase fee of up to 2%, which the Fund would retain to compensate the Fund for expenses directly related to the repurchase.

6.        Increase in Number of Shares Repurchased; Pro Rata Purchase. If this Repurchase Offer is oversubscribed, the Fund may, but is not obligated to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during this Repurchase Offer. Notwithstanding the foregoing, the Fund may in its sole discretion and for administrative convenience accept all Shares tendered for repurchase by shareholders who own less than one hundred (100) Shares and who tender all of their Shares, before prorating other amounts tendered. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. To the extent you remain invested in Shares of the Fund, your investment will be subject to NAV fluctuation during the period between quarterly repurchase offers.

7.        Withdrawal or Modification. Tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on September 8, 2026.

8.        Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer in limited circumstances set forth in Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”),

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but only with the approval of a majority of the Fund’s Trustees, including a majority of the Trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), and only in the following limited circumstances:

(1)        if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended;

(2)        for any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(3)        for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(4)        for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

9.        Tax Consequences. You should review the tax information in the Fund’s current Prospectus and Statement of Additional Information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of Shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10.        Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of Shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any Shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of Shares, whether generally or with respect to any particular Shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of Shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund’s investment adviser, the Fund’s administrator, the Fund’s transfer agent, the Fund’s distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Fund’s investment adviser, nor the Fund’s distributor is or will be obligated to ensure that the intermediary through which your Shares may be held or registered submits to you this Repurchase Offer or submits your tender of Shares to the Fund on your behalf.

11.       Record Date. This Repurchase Offer is made to holders of record of the Fund’s Shares as of July 31, 2026.

NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

THE FUND HAS NOT AUTHORIZED ANYONE TO MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. THE FUND HAS NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE IN THIS DOCUMENT OR IN THE FUND’S PROSPECTUS.

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FOR THE FUND’S LATEST NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND’S PROSPECTUS, PLEASE CALL 1-877-545-0041 or EMAIL jacksonfunds@umb.com.

If you purchased shares of the Fund through an intermediary, please contact them for additional information about this offer.

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JACKSON CREDIT OPPORTUNITIES FUND

Class I (JCOFX)

REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, ON SEPTEMBER 8, 2026

Mail to:

Jackson Credit Opportunities Fund

c/o UMB Fund Services, Inc.

P.O. Box 2175

Milwaukee, Wisconsin 53201

Overnight Express Mail To:

Jackson Credit Opportunities Fund.

c/o UMB Fund Services, Inc.

235 W. Galena St.

Milwaukee, Wisconsin 53212

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund’s outstanding shares and, that, if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis or otherwise as described in the Repurchase Offer.

I understand that unless this form is submitted to the Fund in good order and free from error on or before the time and date specified above, that the Fund will not be able to honor a request for repurchase of shares pursuant to this Repurchase Offer.

Name(s) of Registered Shareholder	Account Number	Daytime Telephone Number

Amount of Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

[ ]	Full Tender:	Please repurchase all shares in my account.

[ ]	Partial Tender:	Please repurchase _________ shares from my account.

[ ]	Dollar Amount:	Please repurchase enough shares to net $_________ .

PLEASE NOTE:

1.	A REPURCHASE REQUEST THAT DOES NOT SPECIFY A FULL TENDER, A NUMBER OF SHARES TENDERED OR A DOLLAR AMOUNT TENDERED WILL BE REJECTED.

2.       Alterations to this form are prohibited and the request will be rejected.

3.	To prevent backup withholding please ensure that a completed and signed application form or a Form W-9 (or Form W-8 for Non-U.S. shareholders) has been previously submitted.

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RETIREMENT ACCOUNTS ONLY: Withholding Notice and Election Form W-4P/OMB No. 1545-0074 Department of Treasury, Internal Revenue Service (“IRS”):

If no withholding election is indicated below, IRS regulations require that 10% Federal income tax withholding be taken from your distributions. We encourage you to consult your accountant or tax advisor regarding your individual retirement account (“IRA”) distributions. Even if you elect not to have Federal income tax withheld, you are liable for payment of Federal income tax on the taxable portion of your distribution. You may be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholdings are not adequate.

[ ]	Federal income tax withholding is to be withheld at ____% (if a percentage is not specified, 10% will automatically be withheld.

[ ]	I elect NOT to have Federal income tax withheld.

Payment and Delivery Instructions: Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternate Mailing Instructions

Authorization and Signature(s) (Please sign and date below):

Note: This form must be signed and dated within the current repurchase offer period.

Account Owner Signature:	Date:

Joint Account Owner Signature:	Date:

A Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered account owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at 1-877-545-0041 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Signature Guarantee: (Please place signature guarantee stamp below.)

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other “eligible guarantor institution” as that term is defined in Rule 17 Ad-15(a)(2) of the Securities Exchange Act of 1934. A signature guarantee may NOT be obtained through a notary public.